UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES M FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 39.7%
U.S. Government Agencies - 0.4%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$7,960,000	$7,635,988

U.S. Government Obligations - 39.3%
U.S. Treasury Bonds	2.875%	5/15/43	8,960,000	9,011,977
U.S. Treasury Bonds	3.750%	11/15/43	139,350,000	163,377,006
U.S. Treasury Bonds	3.375%	5/15/44	1,630,000	1,795,769
U.S. Treasury Bonds	3.000%	5/15/45	96,840,000	99,510,653
U.S. Treasury Bonds	2.875%	11/15/46	66,230,000	66,371,004
U.S. Treasury Bonds	3.000%	2/15/47	37,200,000	38,245,506
U.S. Treasury Bonds	3.000%	5/15/47	20,490,000	21,078,678
U.S. Treasury Notes	1.625%	11/30/20	31,290,000	31,374,952
U.S. Treasury Notes	1.750%	5/31/22	86,925,000	86,936,909
U.S. Treasury Notes	2.000%	11/30/22	11,000,000	11,093,247
U.S. Treasury Notes	1.375%	9/30/23	10,720,000	10,356,528
U.S. Treasury Notes	2.250%	12/31/23	17,000,000	17,296,837
U.S. Treasury Notes	2.125%	2/29/24	27,280,000	27,517,090
U.S. Treasury Notes	2.000%	5/31/24	87,230,000	87,166,933
U.S. Treasury Notes	2.000%	2/15/25	3,830,000	3,806,361

Total U.S. Government Obligations				674,939,450

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $665,865,625)				682,575,438

ASSET-BACKED SECURITIES - 10.8%
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	1.374%	11/25/35	387,430	384,791	(a)
Apidos CLO, 2013-16A B	3.958%	1/19/25	700,000	700,316	(a)(b)
Apidos CLO, 2014-18A A1R	2.273%	7/22/26	2,000,000	1,999,984	(a)(b)
Apidos CLO, 2015-22A A1	2.656%	10/20/27	3,000,000	3,012,312	(a)(b)
Ares CLO Ltd., 2015-1A A1R	2.450%	12/5/25	5,000,000	5,019,005	(a)(b)
Argent Securities Inc., 2003-W3 M1	2.149%	9/25/33	96,374	87,527	(a)
Argent Securities Inc., 2004-W5 AV3B	1.924%	4/25/34	146,324	143,640	(a)
Argent Securities Inc., 2006-M3 A2C	1.184%	10/25/36	4,789,321	2,184,335	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.924%	3/25/37	739,490	632,068	(a)(b)
Blackbird Capital Aircraft, 2016-1A A	4.213%	12/16/41	23,754,583	24,250,294	(b)
Carlyle Global Market Strategies, 2013-3A A1A	2.278%	7/15/25	2,500,000	2,501,812	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.958%	10/15/25	250,000	250,216	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.644%	1/25/33	14,154	13,676	(a)
Cent CLO LP, 2013-17A A1	2.470%	1/30/25	906,972	912,654	(a)(b)
Countrywide Asset-Backed Certificates, 2004-5 2A	1.524%	10/25/34	3,257,211	3,092,099	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	1.354%	7/25/36	65,805	56,306	(a)(b)
Countrywide Asset-Backed Certificates, 2007-04 A4W	5.098%	4/25/47	12,625,968	12,423,873
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.924%	10/25/47	32,929	31,789	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	522,649	542,167	(b)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	1.229%	2/15/30	693,543	621,663	(a)
EMC Mortgage Loan Trust, 2006-A A1	1.441%	12/25/42	104,234	101,476	(a)(b)
Keycorp Student Loan Trust, 2004-A 1A2	1.410%	10/27/42	5,313,145	5,054,189	(a)
LCM Ltd. Partnership, 2023-A A1	2.556%	10/20/29	2,500,000	2,526,267	(a)(b)
Lehman XS Trust, 2006-2N 1A1	1.284%	2/25/46	63,970	52,028	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	1.324%	5/25/37	$8,890,092	$7,985,739	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5	1.414%	8/25/36	20,305,000	19,681,821	(a)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	1.114%	12/25/36	36,577	21,859	(a)
OHA Loan Funding Ltd., 2015-1A AR	2.592%	8/15/29	500,000	504,271	(a)(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.106%	4/15/37	886,226	821,898	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.804%	1/25/31	7,927	6,027	(a)
RAAC Series, 2006-RP3 A	1.294%	5/25/36	267,693	259,318	(a)(b)
RAAC Series, 2006-SP1 M1	1.424%	9/25/45	2,160,000	1,897,759	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.904%	8/25/33	444,661	418,191	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	2.024%	9/25/37	391,980	316,758	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	2.824%	9/25/37	1,716,178	1,407,790	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.924%	11/25/32	3,061	2,743	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	1.294%	10/25/36	1,470,000	1,445,563	(a)
Residential Asset Securities Corp., 2005-KS12 M1	1.464%	1/25/36	9,805,000	9,712,995	(a)
Residential Funding Securities Corp., 2002-RP2 A1	2.524%	10/25/32	3,568	3,360	(a)(b)
Small Business Administration, 2016-10A 1	2.507%	3/10/26	6,924,320	7,033,964
Small Business Administration, 2017-10A 1	2.845%	3/10/27	33,175,000	33,891,945
Small Business Administration Participation Certificates, 2017-20E 1	2.880%	5/1/37	6,840,000	6,916,957
Southern Pacific Secured Assets Corp., 1998-2 A1	1.364%	7/25/29	825	819	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	635,545	630,389
Structured Asset Securities Corp., 2004-SC1	8.296%	12/25/29	18,209	19,215	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	1.684%	2/25/35	385,218	383,546	(a)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	2,500,000	2,508,397	(a)(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	14,398,949	14,399,036	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	1.454%	3/25/37	150,586	149,322	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	59,665	60,435
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	7,650,121	8,119,829

TOTAL ASSET-BACKED SECURITIES (Cost - $181,542,055)				185,194,433

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4%
American Home Mortgage Investment Trust, 2005-1 1A3	1.611%	6/25/45	6,271,501	5,969,399	(a)
Banc of America Funding Corp., 2004-B 3A2	3.428%	12/20/34	13,164	6,711	(a)
Banc of America Funding Corp., 2005-E 8A1	2.013%	6/20/35	42,732	28,364	(a)
BCAP LLC Trust, 2006-AA1 A1	1.214%	10/25/36	591,148	472,996	(a)
Bear Stearns Alt-A Trust, 2004-07 2A1	3.286%	8/25/34	17,048,866	17,471,354	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	2.024%	9/25/34	70,839	70,858	(a)
Bear Stearns ARM Trust, 2004-10 31A1	3.444%	1/25/35	26,621	26,465	(a)
CD Commercial Mortgage Trust, 2016-CD2 C	4.166%	11/10/49	6,390,000	6,518,312	(a)
Chevy Chase Mortgage Funding Corp., 2003-4A A1	1.364%	10/25/34	6,337,240	5,907,291	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	1.643%	1/25/35	6,895,564	6,403,441	(a)(b)
Chicago Skyscraper Trust, 2017-SKY A	1.789%	2/15/30	6,390,000	6,413,982	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	3,976,723
Colony Mortgage Capital Ltd., 2014-FL2 B	3.444%	11/10/31	5,730,000	5,737,438	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	180,000	193,359

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	$160,000	$173,936	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.082%	10/10/46	80,000	83,243	(a)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	135,683	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,760,389	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,589,081
Commercial Mortgage Pass-Through Certificates, 2014-UBS3 XA, IO	1.319%	6/10/47	7,579,414	450,710	(a)
Commercial Mortgage Pass-Through Certificates, 2014-UBS6 AM	4.048%	12/10/47	3,016,000	3,175,291
Countrywide Alternative Loan Trust, 2005-24 1A1	2.001%	7/20/35	779,276	595,008	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	643,850	568,739
Countrywide Home Loans, 2004-R1 1AF	1.424%	11/25/34	325,791	282,254	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	1.444%	7/25/36	446,191	411,391	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.624%	5/25/35	60,815	52,652	(a)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.939%	9/15/38	2,410,000	2,415,087	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	2.339%	9/15/38	1,840,000	1,828,332	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,490,000	3,652,082	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 D	3.584%	11/15/48	2,500,000	2,221,342	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.584%	11/15/48	7,026,000	5,193,272	(a)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.393%	11/15/49	11,548,000	8,908,729	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	4.961%	10/15/41	763,819	128,303	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	1,603,387	211,589
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	47,430	53,760
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.940%	2/15/38	14,976,275	940,929	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	3.224%	2/25/24	12,830,000	13,179,746	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	3.424%	8/25/24	135,737	136,266	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	3.524%	8/25/24	323,480	328,446	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2	3.224%	9/25/24	12,500,000	12,860,552	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M1	1.824%	3/25/29	13,204,556	13,262,181	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2	2.374%	3/25/29	24,500,000	24,867,059	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.606%	7/25/21	$2,187,254	$121,834	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K049 X1, IO	0.612%	7/25/25	97,460,360	4,044,829	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K050 X1, IO	0.333%	8/25/25	172,694,045	4,179,334	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.339%	11/25/19	39,410,670	977,629	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.542%	8/25/22	83,523,802	1,932,975	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K723 X1, IO	0.956%	8/25/23	124,422,209	6,133,642	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K725 X1, IO	0.712%	1/25/24	148,220,503	6,110,627	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K725 X1, IO	0.745%	3/25/27	52,460,000	2,677,611	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	5.506%	1/25/41	283,739	53,673	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	553,431	625,037
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	21,003	23,098
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	38,278	35,096
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	5.576%	7/25/42	159,816	31,684	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,220,214	112,757
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	733,718	94,755
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.126%	12/25/42	1,073,096	205,576	(a)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	207,238	230,549
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	728,669	117,725
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	2,218,500	350,207
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	2,957,887	328,509
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.905%	8/25/44	6,676,558	409,650	(a)
Federal National Mortgage Association (FNMA), 2016 M2 X3, IO	1.966%	4/25/36	49,437,671	2,982,154	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1	2.224%	7/25/24	708,184	709,790	(a)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	34,751	7,310
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	20,336	3,901
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	10,610	1,960	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	11,486	2,053	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	17,444	3,151
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	26,518	5,621
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	99,669	19,220

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	$378,425	$33,635
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	219,806	37,189
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	22,244,887	173,181	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.983%	12/25/45	35,901	36,581	(a)(b)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB7 A10	2.950%	9/25/35	7,626,548	7,749,677	(a)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	3.800%	4/19/36	1,087,536	1,007,463	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.490%	3/20/39	30,069	2,242	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	5.640%	1/20/40	70,573	9,301	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	263,561	25,428
Government National Mortgage Association (GNMA), 2011-H01 AF	1.280%	11/20/60	983,525	980,824	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	1.483%	4/20/61	1,522,948	1,523,799	(a)
Government National Mortgage Association (GNMA), 2012-043 SN, IO	5.608%	4/16/42	4,623,734	1,055,549	(a)
Government National Mortgage Association (GNMA), 2014-073 IO, IO	0.690%	4/16/56	35,832,521	1,520,596	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.660%	1/16/55	114,306,129	3,731,975	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.659%	5/16/55	49,135,691	2,399,812	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,897,045	331,904
Government National Mortgage Association (GNMA), 2015-036 MI, IO	5.500%	3/20/45	2,192,384	450,094
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	641,525	131,460
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B	1.384%	7/25/35	14,259,250	13,009,720	(a)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	554,821	(a)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,226,732
GS Mortgage Securities Trust, 2017-GPTX A	2.856%	5/10/34	6,290,000	6,346,207	(b)
GSR Mortgage Loan Trust, 2004-14 3A2	3.907%	12/25/34	25,097	24,522	(a)
Homebanc Mortgage Trust, 2004-2 A1	1.764%	12/25/34	5,985,430	5,863,778	(a)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	4,950,000	4,880,468	(b)
IMPAC CMB Trust, 2004-07 1A1	1.764%	11/25/34	11,895,001	11,595,594	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	0.943%	1/15/47	38,088,411	1,638,434	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	$2,220,000	$2,345,487
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.572%	7/15/47	1,130,000	1,138,935	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	3.269%	11/15/31	5,550,000	5,522,855	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.461%	12/15/49	6,080,000	5,834,477	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-JP5 C	3.899%	3/15/50	6,320,000	6,288,734	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	842,666	747,955
JPMorgan Mortgage Trust, 2015-5 A9	2.873%	5/25/45	5,110,523	5,123,183	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 1A2	1.201%	7/27/36	7,421,783	5,537,177	(a)(b)
La Hipotecaria SA, 2007-1GA A	4.000%	12/23/36	185,900	181,253	(a)(b)(c)(d)
MASTR ARM Trust, 2004-4 3A1	3.121%	5/25/34	66,297	65,757	(a)
MASTR ARM Trust, 2005-7 3A1	3.286%	9/25/35	98,483	77,839	(a)
MASTR ARM Trust, 2007-R5 A1	3.324%	11/25/35	824,045	675,178	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.494%	3/25/36	824,478	664,434	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.965%	1/25/29	88,168	2,699	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.525%	8/15/45	1,210,015	71,844	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	63,034
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.083%	7/15/46	100,000	108,087	(a)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	10,887,770	11,116,751	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	13,129,115	13,630,305	(a)(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.449%	5/25/35	5,866	5,887	(a)
Regal Trust IV, 1999-1 A	2.083%	9/29/31	1,744	1,636	(a)(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	1.229%	9/25/46	1,078,342	844,137	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	50,179	43,736
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,550,746	1,553,982
Structured ARM Loan Trust, 2004-02 4A1	3.317%	3/25/34	343,452	343,299	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.841%	3/25/46	449,587	427,652	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	1.254%	2/25/36	153,940	138,805	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	1.234%	4/25/36	133,989	121,628	(a)
Structured Asset Securities Corp., 2003-9A 2A2	3.160%	3/25/33	275,842	275,241	(a)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	14,823,742	14,728,855	(a)(b)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	102,653	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.821%	10/25/34	462,273	462,654	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1B2	2.004%	11/25/34	13,010,188	12,856,874	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	1.664%	7/25/45	142,835	140,950	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	1.294%	12/25/45	60,029	59,152	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.388%	8/15/50	$34,391,300	$2,082,875	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	5,707,000	4,392,010
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	5,870,000	5,863,631
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.477%	6/15/45	446,149	25,019	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,686,508	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $365,962,849)				367,888,856

CORPORATE BONDS & NOTES - 1.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,617,440

FINANCIALS - 0.8%
Banks - 0.8%
Bank of Montreal, Senior Secured Bonds	1.750%	6/15/21	12,200,000	12,039,936	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	7/3/17	1,620,000	1,629,315	(a)(e)

TOTAL FINANCIALS				13,669,251

INDUSTRIALS - 0.6%
Transportation - 0.6%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	10,410,000	10,550,535	(b)

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,004,374	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $27,591,351)				27,841,600

MORTGAGE-BACKED SECURITIES - 21.9%
FHLMC - 1.2%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	412,025	462,257
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	330,677	375,846
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	46,833	52,793
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	148,256	165,501
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/43	983,123	1,019,359
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-4/1/47	12,762,758	13,508,337
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/13/47	5,700,000	5,878,348	(f)

Total FHLMC				21,462,441

FNMA - 10.3%
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	6,123,005	6,312,677
Federal National Mortgage Association (FNMA)	3.080%	1/1/27	6,000,000	6,176,585
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	732,480	794,158
Federal National Mortgage Association (FNMA)	2.500%	6/19/32	2,700,000	2,727,949	(f)
Federal National Mortgage Association (FNMA)	3.000%	6/19/32-6/13/47	95,700,000	96,305,237	(f)
Federal National Mortgage Association (FNMA)	3.500%	6/19/32-7/13/47	8,800,000	9,176,868	(f)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	334,766	375,818
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	3,797,933	4,194,857
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	50,019	56,081
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	799,664	905,604
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	65,217	75,423
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-8/1/43	11,870,313	12,648,577
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-1/1/46	5,332,666	5,517,621
Federal National Mortgage Association (FNMA)	5.000%	6/13/47	3,800,000	4,178,590	(f)
Federal National Mortgage Association (FNMA)	4.000%	7/13/47	25,600,000	27,001,574	(f)

Total FNMA				176,447,619

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE		MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 10.4%
Government National Mortgage Association (GNMA) II	6.000%		8/20/37-12/20/41	$2,330,465	$2,663,460
Government National Mortgage Association (GNMA) II	4.500%		1/20/40-7/20/41	4,081,490	4,419,123
Government National Mortgage Association (GNMA) II	5.000%		7/20/40-11/20/40	57,314	63,355
Government National Mortgage Association (GNMA) II	4.000%		9/20/45	4,021,049	4,288,463
Government National Mortgage Association (GNMA) II	3.000%		6/21/47	17,000,000	17,330,039	(f)
Government National Mortgage Association (GNMA) II	3.500%		6/21/47	143,400,000	149,617,728	(f)

Total GNMA					178,382,168

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $373,838,148)					376,292,228

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.9%
U.S. Treasury Bonds, Inflation Indexed	2.125%		2/15/41	2,738,620	3,492,690
U.S. Treasury Bonds, Inflation Indexed	0.750%		2/15/42	2,298,121	2,231,754
U.S. Treasury Bonds, Inflation Indexed	0.750%		2/15/45	8,468,754	8,125,693
U.S. Treasury Bonds, Inflation Indexed	1.000%		2/15/46	12,573,280	12,842,977
U.S. Treasury Notes, Inflation Indexed	0.375%		7/15/25	5,849,605	5,892,892
U.S. Treasury Notes, Inflation Indexed	0.625%		1/15/26	102,602	104,958

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $31,571,196)					32,690,964

SOVEREIGN BONDS - 0.5%
Kuwait - 0.5%
Kuwait International Government Bonds, Senior Notes (Cost - $8,577,055)	3.500%		3/20/27	8,660,000	8,908,334	(b)

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
U.S. Treasury 5-Year Notes Futures, Call @ $118.75		6/23/17	136	136,000	23,375
U.S. Treasury 5-Year Notes Futures, Call @ $118.75		7/21/17	2	2,000	626
U.S. Treasury 5-Year Notes Futures, Put @ $112.00		8/25/17	500	500,000	7,812

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Put @ $112.25		8/25/17	3,600	$3,600,000	$57,600
U.S. Treasury 10-Year Notes Futures, Call @ $125.00		6/23/17	232	232,000	329,875
U.S. Treasury 10-Year Notes Futures, Call @ $125.50		6/23/17	195	195,000	201,094
U.S. Treasury 10-Year Notes Futures, Call @ $126.00		6/23/17	53	53,000	37,266
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		6/9/17	65	65,000	17,290
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		6/23/17	390	390,000	176,719
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		7/21/17	43	43,000	30,229
U.S. Treasury 10-Year Notes Futures, Put @ $125.50		6/23/17	406	406,000	95,156
U.S. Treasury Long-Term Bonds Futures, Call @ $150.00		6/23/17	65	65,000	260,000
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		6/23/17	203	203,000	231,547
U.S. Treasury Long-Term Bonds Futures, Put @ $152.00		6/23/17	72	72,000	37,125

TOTAL PURCHASED OPTIONS (Cost - $1,074,361)					1,505,714

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,656,022,640)					1,682,897,567

	RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 18.6%
Time Deposits - 18.6%
State Street Corp. (Cost - $320,227,000)	0.090%		6/1/17	320,227,000	$320,227,000

TOTAL INVESTMENTS - 116.5% (Cost - $1,976,249,640#)					2,003,124,567
Liabilities in Excess of Other Assets - (16.5)%					(283,663,105)

TOTAL NET ASSETS - 100.0%					$1,719,461,462

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2017, the Fund held TBA securities with a total cost of $309,955,468 (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	6/23/17	$127.00	578	$578,000	$162,563
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	129.00	4	4,000	1,125
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	128.00	130	130,000	60,936
U.S. Treasury 10-Year Notes Futures, Put	6/23/17	124.00	98	98,000	4,594
U.S. Treasury 10-Year Notes Futures, Put	6/23/17	125.00	97	97,000	12,125
U.S. Treasury 10-Year Notes Futures, Put	7/21/17	124.00	390	390,000	54,844
U.S. Treasury Long-Term Bonds Futures, Call	6/23/17	155.00	277	277,000	207,750
U.S. Treasury Long-Term Bonds Futures, Call	6/23/17	152.00	101	101,000	235,141
U.S. Treasury Long-Term Bonds Futures, Put	6/23/17	150.00	137	137,000	25,688
U.S. Treasury Long-Term Bonds Futures, Put	6/23/17	151.00	162	162,000	50,625

TOTAL WRITTEN OPTIONS (Premiums received - $903,538)					$815,391

At May 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,408	3/18	$347,177,239	$346,843,200	$(334,039)
90-Day Eurodollar	4,101	12/18	1,005,794,491	1,007,564,438	1,769,947
U.S. Treasury 5-Year Notes	4,487	9/17	530,214,567	530,868,188	653,621
U.S. Treasury 10-Year Notes	4,249	9/17	535,366,277	536,635,422	1,269,145
U.S. Treasury Ultra Long-Term Bonds	95	9/17	15,546,950	15,686,875	139,925

					3,498,599

Contracts to Sell:
90-Day Eurodollar	4,458	6/17	1,100,585,362	1,100,596,613	(11,251)
90-Day Eurodollar	2,530	12/17	623,507,215	623,676,625	(169,410)
90-Day Eurodollar	530	9/18	130,090,090	130,333,625	(243,535)
90-Day Eurodollar	2,296	12/19	560,096,788	562,720,900	(2,624,112)
U.S. Treasury 2-Year Notes	983	9/17	212,777,369	212,804,142	(26,773)
U.S. Treasury Long-Term Bonds	2,501	9/17	383,452,810	384,685,063	(1,232,253)
U.S. Treasury Ultra 10-Year Notes	81	9/17	10,921,667	10,994,484	(72,817)

					(4,380,151)

Net unrealized depreciation on open futures contracts					$(881,552)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

At May 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$101,430,000	3/29/19	3-Month LIBOR-quarterly	1.597% semi-annually	—	$206,537
Chicago Mercantile Exchange	118,590,000	10/17/19	3-Month LIBOR-quarterly	1.138% semi-annually	—	(1,174,200)
Chicago Mercantile Exchange	72,020,000	6/13/21	3-Month LIBOR-quarterly	1.185% semi-annually	—	(1,585,315)
Chicago Mercantile Exchange	17,190,000	3/31/22	3-Month LIBOR-quarterly	2.054% semi-annually	—	186,128
Chicago Mercantile Exchange	120,400,000	8/31/22	1.897% semi-annually	3-Month LIBOR-quarterly	—	(274,995)
Chicago Mercantile Exchange	69,068,000	11/30/22	1.900% semi-annually	3-Month LIBOR-quarterly	—	(89,453)
Chicago Mercantile Exchange	193,152,000	5/15/23	1.267% semi-annually	3-Month LIBOR-quarterly	$66,667	6,975,363
Chicago Mercantile Exchange	71,840,000	6/13/26	1.580% semi-annually	3-Month LIBOR-quarterly	9,196	3,189,040

Total	$763,690,000				$75,863	$7,433,105

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	$18,400,000	12/20/21	1.000% quarterly	$375,250	$282,951	$92,299
Chicago Mercantile Exchange (Markit CDX.NA.IG.28 Index)	67,690,000	6/20/22	1.000% quarterly	1,241,962	1,112,339	129,623

Total	$86,090,000			$1,617,212	$1,395,290	$221,922

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$682,575,438	—	$682,575,438
Asset-Backed Securities	—	185,194,433	—	185,194,433
Collateralized Mortgage Obligations	—	367,707,603	$181,253	367,888,856
Corporate Bonds & Notes	—	27,841,600	—	27,841,600
Mortgage-Backed Securities	—	376,292,228	—	376,292,228
U.S. Treasury Inflation Protected Securities	—	32,690,964	—	32,690,964
Sovereign Bonds	—	8,908,334	—	8,908,334
Purchased Options	$1,505,714	—	—	1,505,714

Total Long-Term Investments	1,505,714	1,681,210,600	181,253	1,682,897,567

Short-Term Investments†	—	320,227,000	—	320,227,000

Total Investments	$1,505,714	$2,001,437,600	$181,253	$2,003,124,567

Other Financial Instruments:
Futures Contracts	3,832,638	—	—	3,832,638
Centrally Cleared Interest Rate Swaps	—	10,557,068	—	10,557,068
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	221,922	—	221,922

Total Other Financial Instruments	$3,832,638	$10,778,990	—	$14,611,628

Total	$5,338,352	$2,012,216,590	$181,253	$2,017,736,195

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$815,391	—	—	$815,391
Futures Contracts	4,714,190	—	—	4,714,190
Centrally Cleared Interest Rate Swaps	—	$3,123,963	—	3,123,963

Total	$5,529,581	$3,123,963	—	$8,653,544

† See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,321,792
Gross unrealized depreciation	(11,446,865)

Net unrealized appreciation	$26,874,927

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2017